Disposals of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disposal of Subsidiary [Abstract]
Disclosure of Detailed Information about Amounts of Discontinued Operations included in Profit Explanatory

£m
Goodwill	448
Intangible assets	60
Right of use assets	59
Cash and cash equivalents[1]	93
Trade and other receivables	106
Accrued income	24
Other assets	29
Total assets	819

Borrowings	(93)
Lease liabilities	(74)
Deferred income	(16)
Trade and other payables	(93)
Deferred tax liabilities	(33)
Other liabilities	(3)
Total liabilities	(312)

Net assets	507

Non-controlling interests	(100)
Net assets disposed	407

Consideration received[1]	613

Gain on disposal before income tax and reclassification of foreign currency translation reserve	206
Reclassification of foreign currency translation reserve	69
Gain on disposal before income tax	275
Income tax expense on gain	(79)
Gain on disposal after income tax	196
Note
[1]Consideration received less cash and cash equivalents disposed is included within 'Disposals of investments and subsidiaries' in investing activities in the consolidated cash flow statement.